TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015
Deferred tax assets (liability):
Intangible assets	$474	$502
Other temporary differences (1)	6,644	4,449
Temporary differences related to inventory (2)	6,917	3,544
Phantom award	10	21
Carryforward losses, deductions and credits	-	4,515
Less-valuation allowance	(390)	(310)
Total net deferred tax assets	13,655	12,721

Deferred tax liabilities
Property and equipment	(14,654)	(13,734)
Intangible assets	(1,949)	(2,877)
Other temporary differences	(120)	(141)

Total deferred tax liabilities	(16,723)	(16,752)

Deferred tax liability, net	$(3,068)	$(4,031)

(1)	Deriving mainly from provision for bad debts, labor related and warranty provision. The increase mainly related to provision for loss contingencies and settlement with the Israeli tax authorities.
(2)	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).

Reconciliation of Effective Tax Rate to Statutory Tax Rate
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2016	2015	2014

Income before taxes on income	$89,486	$93,301	$93,997

Statutory tax rate in Israel	25%	26.5%	26.5%

Income taxes at statutory rate	$22,372	$24,725	$24,909

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(11,904)	(13,232)	(12,482)
Non-deductible expenses, net	1,560	1,073	856
Increase (decrease) in taxes from prior years	44	(513)	(629)
Increase (decrease)in taxes resulting from tax settlement with tax authorities	(151)	-	343
Tax adjustment in respect of foreign subsidiaries' different tax rates	1,320	693	634
Uncertain tax position	(158)	1,034	146
Changes in valuation allowance	52	(21)	(66)
Others	(132)	84	27

Income tax expense	$13,003	$13,843	$13,738

Effective tax rate	15%	15%	15%

Per share amounts (basic) of the tax benefit resulting from an "Preferred Enterprise"	$(0.34)	$(0.38)	$(0.36)
Per share amounts (diluted) of the tax benefit resulting from an "Preferred Enterprise"	$(0.34)	$(0.37)	$(0.35

Schedule of Income before Taxes on Income
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2016	2015	2014

Domestic	$75,729	$81,020	$82,670
Foreign	13,757	12,281	11,327

	$89,486	$93,301	$93,997

Schedule of Tax Expenses on Income
Tax expenses on income are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current taxes	$13,966	$6,792	$16,318
Deferred taxes	(963)	7,051	(2,580)

	$13,003	$13,843	$13,738

Domestic	$8,319	$9,892	$9,646
Foreign	4,684	3,951	4,092

	$13,003	$13,843	$13,738

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2014	$1,395

Increase in tax positions for current year	146
Increase (decrease) of tax position of prior years	(1,076)
Foreign currency adjustments	(48)

Gross tax liabilities at December 31, 2014	417

Increase in tax positions for current year	493
Increase in tax position of prior years	541
Foreign currency adjustments	(9)

Gross tax liabilities at December 31, 2015	1,442

Increase in tax positions for current year	594
Increase of tax position of prior years	270
Decrease related to settlement with the tax authorities	(1,022)

Gross tax liabilities at December 31, 2016	$1,284